RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,062,259	1,207,157
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,041,405	1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Notional amount	72,500,745	63,868,342
Financial assets	2,041,405	1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	29,203,700	18,568,369
Financial assets	$ 12,991	$ 5,441